UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

NOTIFICATION OF REDEMPTION OF SECURITIES PURSUANT TO
RULE 23C-2 UNDER THE INVESTMENT COMPANY ACT OF 1940

Investment Company Act file number: 811-21168

NEUBERGER BERMAN INTERMEDIATE MUNICIPAL FUND INC.
(Exact Name of the Registrant as Specified in Charter)

c/o Neuberger Berman Management LLC
605 Third Avenue, 2nd Floor
New York, New York 10158-0180

(Address of Principal Executive Office – Zip Code)

The undersigned registered closed-end investment company hereby notifies the Securities and Exchange Commission (“Commission”) that it intends to redeem securities of which it is the issuer, as set forth below in accordance with the requirements of Rule 23c-2 under the Investment Company Act of 1940 (the “Act”), and states that it is filing this notice with the Commission pursuant to permission granted by the Commission staff fewer than 30 days prior to the dates set for the redemption.

(1) Title of Class of Securities of Neuberger Berman Intermediate Municipal Fund Inc. (“Fund”) to be Redeemed:

Series A, Auction Market Preferred Shares (CUSIP # 64124P 20 0) (“Series A AMPS”), and Series B, Auction Market Preferred Shares (CUSIP # 64124P 30 9) (“Series B AMPS” and, together with Series A AMPS, “AMPS”), each with a liquidation preference of $25,000 per share.

(2) Date on Which the Securities are to be Redeemed:

The Fund intends to redeem its AMPS on July 2, 2014.  Such a voluntary redemption will be contingent upon the Fund’s successful issuance of Variable Rate Municipal Term Preferred Shares in an amount sufficient to fully redeem the AMPS.  The Fund reserves the right to postpone or cancel any such voluntary redemption in its sole discretion.

(3) Applicable Provisions of the Governing Instrument Pursuant to Which the Securities are to be Redeemed:

The applicable provisions are in Part I, Section 11 of the Fund’s Articles Supplementary Creating and Fixing the Rights of Auction Market Preferred Shares, Series A and B.

(4) Number of Shares and the Basis Upon Which the Securities to be Redeemed are to be Selected:

The Fund intends to redeem all of its outstanding AMPS.

SIGNATURE

Pursuant to Rule 23c-2 under the Act, the Fund has caused this notification to be duly executed on its behalf in the City of New York and the State of New York on the 25th day of June, 2014.

Neuberger Berman Intermediate Municipal Fund Inc.

By: /s/ Claudia A. Brandon
Name:	Claudia A. Brandon
Title:	Executive Vice President and
Secretary